Reverse Capitalization (Details)	6 Months Ended
Jun. 30, 2024 shares
Reverse Capitalization
Venus public shares after redemption	210,625
Venus shares converted from rights	48,250
Venus Sponsor shares	137,500
Venus shares issued to underwriter	7,500
Venus shares issued in the Business Combination	3,960,396
Venus shares issued to Joyous JD Limited	21,400
Weighted average shares outstanding	4,385,671
Percent of shares owned by VIYI shareholders	90.30%
Percent of shares owned by underwriter	0.17%
Percent of shares owned by Venus	9.04%
Percent of shares owned by Joyous JD limited	0.49%